Financial Assets Pledged as Collateral - Summary of Financial Assets Pledged as Collateral (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets pledged as collateral [abstract]
Deposits as Collateral	$ 100,545,620	$ 31,936,307
Special Accounts as Collateral – Argentine Central Bank	40,580,067	36,070,150
Forward Purchases of Monetary Regulatory Instruments	11,137,483	630,222
Allowances	(160,437)	0
Total	$ 152,102,733	$ 68,636,679